Supplemental Guarantor Information - Condensed Consolidating Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 0	$ 0
Restricted cash	1,589	605
Accounts and other receivables	191	90
Accounts receivable—affiliate	163	99
Advances to affiliate	36	38
Inventory	95	97
Other current assets	65	29
Other current assets—affiliate	0	0
Total current assets	2,139	958
Property, plant and equipment, net	15,139	14,158
Debt issuance costs, net	38	121
Non-current derivative assets	31	83
Investments in subsidiaries	0	0
Other non-current assets, net	206	222
Total assets	17,553	15,542
Current liabilities
Accounts payable	12	27
Accrued liabilities	637	418
Current debt	0	224
Due to affiliates	68	99
Deferred revenue	111	73
Deferred revenue—affiliate	1	1
Other current liabilities—affiliate	0
Derivative liabilities	0	14
Total current liabilities	829	856
Long-term debt, net	16,046	14,209
Non-current deferred revenue	1	5
Non-current derivative liabilities	3	2
Other non-current liabilities	10	0
Other non-current liabilities—affiliate	25	27
Partners’ equity (deficit)	639	443	$ 713	$ 1,131
Total liabilities and partners’ equity (deficit)	17,553	15,542
Parent Issuer [Member]
Current assets
Cash and cash equivalents	0	0
Restricted cash	1,033	234
Accounts and other receivables	0	0
Accounts receivable—affiliate	0	0
Advances to affiliate	0	0
Inventory	0	0
Other current assets	8	0
Other current assets—affiliate	0	0
Total current assets	1,041	234
Property, plant and equipment, net	80	79
Debt issuance costs, net	20	63
Non-current derivative assets	14	16
Investments in subsidiaries	2,076	2,617
Other non-current assets, net	0	0
Total assets	3,231	3,009
Current liabilities
Accounts payable	0	1
Accrued liabilities	23	2
Current debt		0
Due to affiliates	0	0
Deferred revenue	0	0
Deferred revenue—affiliate	0	0
Other current liabilities—affiliate	0
Derivative liabilities		3
Total current liabilities	23	6
Long-term debt, net	2,569	2,560
Non-current deferred revenue	0	0
Non-current derivative liabilities	0	0
Other non-current liabilities	0
Other non-current liabilities—affiliate	0	0
Partners’ equity (deficit)	639	443
Total liabilities and partners’ equity (deficit)	3,231	3,009
Guarantors [Member]
Current assets
Cash and cash equivalents	0	0
Restricted cash	12	13
Accounts and other receivables	2	0
Accounts receivable—affiliate	36	24
Advances to affiliate	20	12
Inventory	10	8
Other current assets	3	4
Other current assets—affiliate	0	0
Total current assets	83	61
Property, plant and equipment, net	2,164	2,219
Debt issuance costs, net	0	0
Non-current derivative assets	0	0
Investments in subsidiaries	(63)	471
Other non-current assets, net	37	37
Total assets	2,221	2,788
Current liabilities
Accounts payable	4	3
Accrued liabilities	8	9
Current debt		0
Due to affiliates	47	89
Deferred revenue	27	27
Deferred revenue—affiliate	22	11
Other current liabilities—affiliate	1
Derivative liabilities		0
Total current liabilities	109	139
Long-term debt, net	0	0
Non-current deferred revenue	1	5
Non-current derivative liabilities	0	0
Other non-current liabilities	10
Other non-current liabilities—affiliate	25	27
Partners’ equity (deficit)	2,076	2,617
Total liabilities and partners’ equity (deficit)	2,221	2,788
Non-Guarantor [Member]
Current assets
Cash and cash equivalents	0	0
Restricted cash	544	358
Accounts and other receivables	189	90
Accounts receivable—affiliate	163	100
Advances to affiliate	26	26
Inventory	85	89
Other current assets	54	25
Other current assets—affiliate	21	10
Total current assets	1,082	698
Property, plant and equipment, net	12,920	11,875
Debt issuance costs, net	18	58
Non-current derivative assets	17	67
Investments in subsidiaries	0	0
Other non-current assets, net	169	185
Total assets	14,206	12,883
Current liabilities
Accounts payable	8	23
Accrued liabilities	606	407
Current debt		224
Due to affiliates	66	33
Deferred revenue	84	46
Deferred revenue—affiliate	0	0
Other current liabilities—affiliate	0
Derivative liabilities		11
Total current liabilities	764	744
Long-term debt, net	13,477	11,649
Non-current deferred revenue	0	0
Non-current derivative liabilities	3	2
Other non-current liabilities	0
Other non-current liabilities—affiliate	0	2
Partners’ equity (deficit)	(38)	486
Total liabilities and partners’ equity (deficit)	14,206	12,883
Eliminations [Member]
Current assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Accounts and other receivables	0	0
Accounts receivable—affiliate	(36)	(25)
Advances to affiliate	(10)	0
Inventory	0	0
Other current assets	0	0
Other current assets—affiliate	(21)	(10)
Total current assets	(67)	(35)
Property, plant and equipment, net	(25)	(15)
Debt issuance costs, net	0	0
Non-current derivative assets	0	0
Investments in subsidiaries	(2,013)	(3,088)
Other non-current assets, net	0	0
Total assets	(2,105)	(3,138)
Current liabilities
Accounts payable	0	0
Accrued liabilities	0	0
Current debt		0
Due to affiliates	(45)	(23)
Deferred revenue	0	0
Deferred revenue—affiliate	(21)	(10)
Other current liabilities—affiliate	(1)
Derivative liabilities		0
Total current liabilities	(67)	(33)
Long-term debt, net	0	0
Non-current deferred revenue	0	0
Non-current derivative liabilities	0	0
Other non-current liabilities	0
Other non-current liabilities—affiliate	0	(2)
Partners’ equity (deficit)	(2,038)	(3,103)
Total liabilities and partners’ equity (deficit)	$ (2,105)	$ (3,138)